Defined contribution plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	9 Months Ended
	Mar. 29, 2014 item	Mar. 30, 2013	Mar. 31, 2012	Dec. 11, 2011
Minimum number of hours required for eligibility	1,000
Minimum employment duration for plan eligibility	1 year
Percentage of employer match	100.00%
Percentage of employee gross pay for which employer contributes a full matching contribution	3.00%
Percentage of employer match, after initial threshold	50.00%
Percentage of employee gross pay for which employer contributes a partial matching contribution	5.00%
Plan contributions and plan costs	$ 0.3	$ 0.2
Successor
Plan contributions and plan costs			0.1
Predecessor
Plan contributions and plan costs				$ 0.1